FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities	Future minimum lease payments as at December 31, 2021 and 2020 are as follows:

	2021		2020
Amounts in US$ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,118	3,068	2,590	1,962
After one year but not more than five years	10,255	9,392	7,163	5,763
More than five years	10,123	8,415	3,211	2,467
Balance at December 31	23,496	20,875	12,964	10,192

Amounts in US$ ‘000	2022	2023	2024	2025	2026 and onwards	Total	Prior year total
Trade and other payables	42,473	—	—	—	—	42,473	47,666
Derivative financial liabilities	—	—	—	—	—	—	180
Loans and borrowings	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	165	165	25,212
Lease Liabilities	3,118	2,901	2,616	2,489	12,372	23,496	13,013
Convertible Bonds	4,250	4,250	4,250	143,800	—	156,550	174,223
Total	49,841	7,151	6,866	146,289	12,537	222,684	260,294
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in US$ ‘000	2021	2020
Cash and cash equivalents (incl restricted cash)	192,963	206,664
Convertible bond - repayable within one year	(1,879)	(2,040)
Convertible bond - repayable after one year	(139,007)	(149,727)
Net debt	52,077	54,897

Cash and cash equivalents (incl. restricted cash)	192,963	206,664
Gross debt - fixed interest rates	(140,886)	(151,767)
Net debt	52,077	54,897

Disclosure of maturity analysis for derivative financial liabilities

Amounts in US$ ‘000	2022	2023	2024	2025	2026 and onwards	Total	Prior year total
Trade and other payables	42,473	—	—	—	—	42,473	47,666
Derivative financial liabilities	—	—	—	—	—	—	180
Loans and borrowings	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	165	165	25,212
Lease Liabilities	3,118	2,901	2,616	2,489	12,372	23,496	13,013
Convertible Bonds	4,250	4,250	4,250	143,800	—	156,550	174,223
Total	49,841	7,151	6,866	146,289	12,537	222,684	260,294

Disclosure of fair value of financial instruments	The following table presents the assets that are measured at fair value at year-end 2021 and 2020:

	2021		2020
Amounts in US$ ‘000	Level 1	Total	Level 1	Total
Investments in equity instruments designated as at FVTOCI	1,449	1,449	—	—
Balance at December 31	1,449	1,449	—	—

Disclosure of fair value gain (loss) on revaluation derivatives
The following table presents the liabilities that are measured at fair value at year-end 2021 and 2020:

	2021		2020
Amounts in US$ ‘000	Level 3	Total	Level 3	Total
Derivative financial liabilities	—	—	180	180
Other financial liabilities	165	165	212	212
Balance at December 31	165	165	392	392

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	Accordingly, the fair value of the warrants has been determined through the Black-Scholes model, applying the following parameters as at December 31 in each year:

	2021		2020
Expected time to maturity of warrants in issue	0 years	0.9	0.9 years
Volatility	—%	53%	53%
Risk-free interest rate	—%	-0.53%	-0.53%

Disclosure of financial assets at carrying and fair value
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in US$ ‘000	2021		2020
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	192,963	192,963	206,664	206,664
Trade and other receivables	29,983	29,983	35,901	35,901
Liabilities:
Convertible Bond	140,886	140,886	151,767	151,767
Lease Liabilities	20,875	20,875	10,192	10,192
Other financial liabilities	165	165	25,212	25,212
Trade and other payables	42,473	42,473	47,666	47,666
Derivative financial liabilities	—	—	181	181

Disclosure of financial liabilities at carrying and fair value
Other Financial Liabilities:

Amounts in $ ‘000	2021	2020
Current
Contingent consideration	—	25,000
Total current	—	25,000

Non-current
Financial guarantee contracts	165	212
Total non-current	165	212
Total	165	25,212
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in US$ ‘000	2021		2020
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	192,963	192,963	206,664	206,664
Trade and other receivables	29,983	29,983	35,901	35,901
Liabilities:
Convertible Bond	140,886	140,886	151,767	151,767
Lease Liabilities	20,875	20,875	10,192	10,192
Other financial liabilities	165	165	25,212	25,212
Trade and other payables	42,473	42,473	47,666	47,666
Derivative financial liabilities	—	—	181	181

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

	2020	Cashflows	Non - Cash changes						2021
Amounts in US$ ‘000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	151,767	(4,448)	—	4,447	849	—	(11,729)	*	140,886
Other financial liabilities	25,212	(25,000)	—	—	—	(27)	(20)		165
Lease Liabilities	10,192	(3,217)	14,118	680	—	—	(898)		20,875
Derivative financial liabilities	181					(181)	—		—
Total liabilities from financing activities	187,352	(32,665)	14,118	5,127	849	(208)	(12,647)		161,926
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income